Pension and Other Postretirement Benefits, Other postretirement benefits plans changes in benefit obligation and plan assets (Details) - Other postretirement benefits plans [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	$ 203	$ 211
Service cost	1	1	$ 1
Interest cost	5	4	7
Actuarial (gain) loss	(40)	8
Benefits paid	(23)	(28)
Participant contributions	7	7
Plan amendments	0	0
Foreign exchange effects	0	0
Benefit obligation, end of period	153	203	211
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	0	0
Employer contributions	16	21
Participant contributions	7	7
Benefits paid	(23)	(28)
Fair value of plan assets, end of period	0	0	0
Funded status of plan assets [Abstract]
Funded status of continuing operations, end of period	(153)	(203)
Non-U.S. [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	68	86
Service cost	2	3	3
Interest cost	1	1	1
Actuarial (gain) loss	(23)	(17)
Benefits paid	(1)	(1)
Participant contributions	0	0
Plan amendments	0	2
Foreign exchange effects	(6)	(6)
Benefit obligation, end of period	41	68	86
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	0	0
Employer contributions	1	1
Participant contributions	0	0
Benefits paid	(1)	(1)
Fair value of plan assets, end of period	0	0	$ 0
Funded status of plan assets [Abstract]
Funded status of continuing operations, end of period	$ (41)	$ (68)